Horizon Kinetics Blockchain Development ETF
Schedule of Investments
March 31, 2024 (Unaudited)

COMMON STOCKS - 90.1%	Shares	Value
Aerospace & Defense - 11.0%
CACI International, Inc. - Class A(a)	1,605	$608,023
Science Applications International Corp.	3,201	417,378
		1,025,401

Capital Markets - 24.4%
Bakkt Holdings, Inc.(a)(c)	209,895	96,510
Galaxy Digital Holdings, Ltd.(a)(b)	41,730	446,210
MarketAxess Holdings, Inc.	915	200,614
OTC Markets Group, Inc. - Class A	4,735	261,609
Tradeweb Markets, Inc. - Class A	3,753	390,949
Urbana Corp. - Class A(b)	134,642	465,638
WisdomTree, Inc.	44,354	407,613
		2,269,143

Global Exchanges - 40.4%(d)
ASX, Ltd.(b)	9,255	401,042
Cboe Global Markets, Inc.	3,030	556,702
Deutsche Boerse AG(b)	2,805	574,523
Japan Exchange Group, Inc.(b)	19,890	536,857
London Stock Exchange Group PLC(b)	3,795	454,953
Nasdaq, Inc.	6,201	391,283
Singapore Exchange, Ltd.(b)	53,730	366,667
TMX Group, Ltd.(b)	17,751	468,681
		3,750,708

IT Services - 4.2%
Applied Digital Corp.(a)(c)	23,568	100,871
Digital Garage, Inc.(b)	13,170	285,425
		386,296

Securities and Commodities Exchange - 10.1%
CME Group, Inc.	1,975	425,198
Intercontinental Exchange, Inc.	3,721	511,377
		936,575
TOTAL COMMON STOCKS (Cost $7,547,541)		8,368,123

SHORT-TERM INVESTMENTS – 9.8%
Deposit Accounts – 9.8%
U.S. Bank Money Market Deposit Account, 5.19%(e)	909,399	909,399
TOTAL SHORT-TERM INVESTMENTS (Cost $909,399)		909,399

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING – 2.5%
U.S. Bank Money Market Deposit Account, 5.19%(e)	232,937	232,937
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $232,937)		232,937

TOTAL INVESTMENTS (Cost $8,689,877) – 102.4%		$9,510,459
Other Assets in Excess of Liabilities – (2.4)%		(223,966)
TOTAL NET ASSETS - 100.0%		$9,286,493

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $147,504 which represented 1.6% of net assets.
(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate shown is the seven-day yield at period end.

COUNTRY	Percentage of Net Assets
United States	47.0%
Canada	10.1%
Japan	8.9%
Germany	6.2%
Britain	4.9%
Cayman Islands	4.8%
Australia	4.3%
Singapore	3.9%
Total Country	90.1%
SHORT-TERM INVESTMENTS	9.8%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	2.5%
TOTAL INVESTMENTS	102.4%
Other assets and liabilities, net	-2.4%
NET ASSETS	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2024:

Horizon Kinetics Blockchain Development ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	8,368,123	–	–	8,368,123
Deposit Accounts	909,399	–	–	909,399
Investments Purchased with Proceeds from Securities Lending	232,937	–	–	232,937
Total Assets	9,510,459	–	–	9,510,459

*Refer to the Schedule of Investments for industry classifications.